Financial Instruments with-Off Balance Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to originate, fund or purchase loans:
Commitments to extend credit	$ 89,329	$ 91,113
1-4 family mortgages [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	4,462	3,554
Commercial real estate mortgages [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	750	2,371
Non-real estate commercial loans [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	180	0
Undisbursed balance of loans closed [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	5,445	7,209
Unused lines of credit [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	76,582	76,444
Letters of credit [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	1,910	1,535
Forward Commitment [Member]
Commitments to originate, fund or purchase loans:
Forward commitments	$ 7,046	$ 7,263